SHAREHOLDERS' EQUITY - Share-Based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU and PSU share based payment expense	$ 1,969	$ 367
RSU and PSU cash payments	65	106
Stock options share based payment expense	88	846
Equity based instruments share based payment expense	2,122	1,319
Cash settled instruments share based payment expense (note 21)	2,222	391
Total share based payment expense	4,344	1,710
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	3,947	1,230
Transaction costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	0	137
Production costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	$ 397	$ 343